OTHER LIABILITIES, LONG-TERM AND RELATED PARTY OTHER LIABILITIES, LONG-TERM	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Micromidas, Inc.
OTHER LIABILITIES, LONG-TERM AND RELATED PARTY OTHER LIABILITIES, LONG-TERM

NOTE 10 – OTHER LIABILITIES, LONG-TERM AND RELATED PARTY OTHER LIABILITIES, LONG-TERM

Other Liabilities, Long-term

In September 2019, the Company entered into a $5,000,000 prepayment agreement for the purchase of products from Origin 2. The prepayment is to be made in two equal installments: the first $2,500,000 was in October 2019 and the remaining $2,500,000 is due within 30 days of the customer confirming that a sample from Origin 1 meets the customer’s specifications. The Company and customer agreed to work in good faith to execute an Offtake Agreement, the agreed terms of which are set forth in the prepayment agreement, whereby 100% of the prepayment will be applied against future purchases. The prepayment agreement provides the customer a capacity reservation of up to a specified annual volume of product from Origin 1 for a term of ten years, pursuant to the terms of an Offtake Agreement. At March 31, 2021 and December 31, 2020, the total amount outstanding on this agreement was $2,500,000.

Related Party Other Liabilities, Long-term

In November 2016, the Company received a $5,000,000 prepayment from a stockholder for product from Origin 1 pursuant to an Offtake Agreement (see Note 7). The prepayment is to be credited against the purchase of products from Origin 1 over the term of the Offtake Agreement. Specifically, repayment is effected by applying a credit to product purchases each month over the first five years of operation of Origin 1 up to $7,500,000, which is equal to 150% of the prepayment amount. If product purchases are not sufficient to recover the advances, the application of the credit to purchases as payment of the advances will continue until fully repaid. The prepayment is secured by a note to be repaid in cash in the event the prepayment cannot be credited against the purchase of product, for example, if Origin 1 is never constructed. The note is collateralized substantially by Origin 1 and other assets of Origin Material Canada Pioneer Limited. If repaid in cash, the note bears an annual interest rate of the three-month London Interbank Offered Rate (LIBOR) plus 0.25% (0.44% at March 31, 2021) and matures five years from the commercial operation date of Origin 1, unless the Bridge Notes have not been converted or repaid by December 30, 2021, in which case the Promissory Note maturity date would be December 31, 2021. The note is subordinated to the Bridge Notes. At March 31, 2021 and December 31, 2020 the total note principal outstanding was $5,105,055 and accrued interest outstanding was $123,102 and $117,292 respectively.

NOTE 10 – OTHER LIABILITIES, LONG-TERM AND RELATED PARTY OTHER LIABILITIES, LONG-TERM

Other Liabilities, Long-term

In September 2019, the Company entered into a $5,000,000 prepayment agreement for the purchase of products from Origin 2. The prepayment is to be made in two equal installments: the first $2,500,000 was in October 2019 and the remaining $2,500,000 is due within 30 days of the customer confirming that a sample from Origin 1 meets the customer’s specifications. The Company and customer agreed to work in good faith to execute an Offtake Agreement, the agreed terms of which are set forth in the prepayment agreement, whereby 100% of the prepayment will be applied against future purchases. The prepayment agreement provides the customer a capacity reservation of up to a specified annual volume of product from Origin 1 for a term of ten years, pursuant to the terms of an Offtake Agreement. At December 31, 2020 and 2019, the total amount outstanding on this agreement was $2,500,000.

Related Party Other Liabilities, Long-term

In November 2016, the Company received a $5,000,000 prepayment from a stockholder for product from Origin 1 pursuant to an Offtake Agreement (see Note 7). The prepayment is to be credited against the purchase of products from Origin 1 over the term of the Offtake Agreement. Specifically, repayment is effected by applying a credit to product purchases each month over the first five years of operation of Origin 1 up to $7.5 million, which is equal to 150% of the prepayment amount. If product purchases are not sufficient to recover the advances, the application of the credit to purchases as payment of the advances will continue until fully repaid. The prepayment is secured by a note to be repaid in cash in the event the prepayment cannot be credited against the purchase of product, for example, if Origin 1 is never constructed. The note is collateralized substantially by Origin 1 and other assets of Origin Material Canada Pioneer Limited. If repaid in cash, the note bears an annual interest rate of the three-month London Interbank Offered Rate (LIBOR) plus 0.25% (2.16% at December 31, 2020) and matures five years from the commercial operation date of Origin 1. The note is subordinated to the Bridge Notes. At December 31, 2020 and 2019 the total note principal outstanding was $5,105,055 and $5,000,000 plus accrued interest of $117,293 and $42,462, respectively.